CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues:
Subscription	$ 280,649	$ 134,628	$ 56,425
Perpetual license	49,964	115,738	176,061
Maintenance and professional services	261,097	252,551	231,945
Revenues	591,710	502,917	464,431
Cost of revenues:
Subscription	46,249	25,837	17,513
Perpetual license	2,893	3,904	4,925
Maintenance and professional services	76,904	63,566	60,133
Cost of revenues	126,046	93,307	82,571
Gross profit	465,664	409,610	381,860
Operating expenses:
Research and Development Expense	190,321	142,121	95,426
Selling and Marketing Expense	345,273	274,401	219,999
General and Administrative Expense	82,520	71,425	60,429
Total operating expenses	618,114	487,947	375,854
Operating income (loss)	(152,450)	(78,337)	6,006
Financial income (expense), net	15,432	(12,992)	(6,395)
Loss before taxes on income	(137,018)	(91,329)	(389)
Tax benefit (taxes on income)	6,650	7,383	(5,369)
Net loss	$ (130,368)	$ (83,946)	$ (5,758)
Basic net loss per ordinary share	$ (3.21)	$ (2.12)	$ (0.15)
Diluted net loss per ordinary share	$ (3.21)	$ (2.12)	$ (0.15)
Change in net unrealized gains (losses) on marketable securities:
Net unrealized gains (losses) arising during the year	$ (11,733)	$ (3,405)	$ 2,152
Change in unrealized losses on marketable securities, total	(11,733)	(3,405)	2,152
Change in unrealized net gain (loss) on cash flow hedges:
Net unrealized gains (losses) arising during the year	(11,418)	1,702	2,676
Net gains (losses) reclassified into net loss	7,194	(2,075)	(1,471)
Change in unrealized gain (loss) on cash flow hedges, Total	(4,224)	(373)	1,205
Other comprehensive income (loss), net of taxes of $(458), $(516) and $(2,176) for 2020, 2021 and 2022, respectively	(15,957)	(3,778)	3,357
Total comprehensive loss	$ (146,325)	$ (87,724)	$ (2,401)